Financial Instruments and Risk Management - Derivatives (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended					12 Months Ended															3 Months Ended		12 Months Ended												12 Months Ended												3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2012 Commodity Contract [Member] contracts	Sep. 30, 2012 Foreign Exchange Contract [Member] contracts	Sep. 30, 2012 Not Designated as Hedging Instrument [Member]		Sep. 30, 2011 Not Designated as Hedging Instrument [Member]		Sep. 30, 2012 Not Designated as Hedging Instrument [Member] Share Option [Member]	Sep. 30, 2011 Not Designated as Hedging Instrument [Member] Share Option [Member]	Sep. 30, 2012 Not Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2012 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2011 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2012 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2012 Designated as Hedging Instrument [Member] Interest Rate Contract [Member]	Sep. 30, 2011 Designated as Hedging Instrument [Member] Interest Rate Contract [Member]	Sep. 30, 2012 Debt With Variable Interest Rates [Member]	Jun. 30, 2012 Debt Covered By Interest Rate Swap Agreements [Member]	Sep. 30, 2012 Debt Covered By Interest Rate Swap Agreements [Member]	Sep. 30, 2012 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Share Option [Member]		Sep. 30, 2011 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Share Option [Member]		Sep. 30, 2012 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2012 Other Financing [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2011 Other Financing [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2012 Term Loan Due 2012 [Member]	Sep. 30, 2011 Term Loan Due 2012 [Member]	Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Other Financing [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Other Financing [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Cost of Sales [Member] Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Cost of Sales [Member] Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2012 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2011 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2010 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2012 Credit Concentration Risk [Member]
Derivative [Line Items]
Entity-Wide Revenue, Major Customer, Percentage																																																																		20.30%	19.50%	20.10%
Trade receivables, net		$ 676.7	[1]			$ 676.7 [1]	$ 709.8	[2]																																																													$ 120.9
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax																					(5.9)	(3.3)	(0.3)	(4.7)
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months																					5.3
Derivative, Number of Instruments Held									17	61
Derivative, Notional Amount									31	359
Early termination of interest rate swap	0	0		1.1	0	1.7																				1.7
Debt, Long-term and Short-term, Combined Amount		2,532.5				2,532.5																			268.9		100.0
Derivative Asset (Liability) Fair Value															2.5	(3.4)	1.6	[3]	(0.7)	0.4																								0	[4],[5]	(6.2)	[4],[5]	(5.9)	[4],[5]	3.3	[4],[5]	(0.3)	[4],[5]	(0.3)	[4],[5]	(4.7)	[4],[5]
Derivative, Fair Value, Net																																								(6.2)	[4],[5]	(7.6)	[4],[5]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net																																								(7.3)	[6]	(6.6)	[6]	0	[6]	(5.2)	[6]	(10.0)	[6]	(4.5)	[6]			2.7	[6]	3.1	[6]
Derivative Instruments, Gain (Loss) Recognized in Income, Net																												6.1	[7]	(0.6)	[7]	1.6	[3],[7]	(1.9)	[7]	4.5	[7]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net											5.8	[7]	3.9	[7]																										(8.5)	[8],[9]	(23.6)	[8],[9]									(1.7)	[8],[9]			0	[8],[9]	(0.8)	[8],[9]	(24.6)	[8],[9]	(6.0)	[8],[9]	1.0	[8],[9]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net											3.4		(3.0)
Long-term Debt		2,370.1				2,370.1	2,312.5																															106.5	447.5
Repayments of Long-term Debt				495																																		335
Long-term Debt, Excluding Current Maturities		$ 2,138.6				$ 2,138.6	$ 2,206.5																				$ 200.0

[1]	Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[3]	In September 2012, the Company discontinued hedge accounting treatment for its existing zinc contracts. These contracts no longer meet the accounting requirements for classification as cash flow hedges because of an ineffective correlation to the underlying zinc exposure being hedged. Included in the table above is a gain of $1.6 for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012.
[4]	All derivative assets are presented in other current assets or other assets.
[5]	All derivative liabilities are presented in other current liabilities or other liabilities.
[6]	OCI is defined as other comprehensive income.
[7]	Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing.
[8]	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts and ineffective commodity contract in other financing, effective commodity contracts in Cost of products sold.
[9]	Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion for foreign currency and interest rate contracts recognized in income was insignificant to the twelve months ended September 30, 2012. In September 2012, the Company discontinued hedge accounting treatment for its zinc contracts as the contracts no longer correlated to the underlying zinc exposure being hedged. Included within the net loss above is a $1.6 gain for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012. This gain has been included in the table below for derivatives not designated as cash flow hedges.